Equity Incentive Plans - Available shares under plans (Detail)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of option granted since inception	629,000	161,500	657,300
Number of options exercised	(516,648)	(69,333)	(12,833)
Amended and Restated Nonstatutory Plan and Agreement [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares authorized	60,000
Number of option granted since inception	60,000
Number of options exercised	(60,000)
Amended And Restated 2004 Equity Incentive Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares authorized	1,500,000
Number of option granted since inception	2,568,400
Number of options exercised	(245,905)
Number of options canceled/expired	(1,516,139)
Number of shares available for future grant	507,739
2007 Stock Option Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares authorized	3,200,000
Number of option granted since inception	2,176,578
Number of options exercised	(412,909)
Number of options canceled/expired	(377,820)
Number of shares available for future grant	1,401,242